Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Current assets
Cash	$ 7,629	$ 8,476
Amounts receivable	3,140	2,540
Prepayments and other assets	1,463	1,206
Inventories	4,961	3,630
Total current assets	17,193	15,852
Other long-term assets	2,948	4,359
Mineral property, plant and equipment	64,059	51,634
Total assets	84,200	71,845
Current liabilities
Amounts payable and accrued liabilities	11,571	7,920
Withholding tax payable		181
Income tax payable	1,081	436
Current portion of deferred revenue	1,549	1,864
Current portion of lease liabilities	65
Derivative financial instrument liabilities	3,544	6,849
Total current liabilities	17,810	17,250
Lease liabilities	36
Deferred revenue	178	621
Deferred income tax liability	4,287
Provision for reclamation	833	2,815
Total liabilities	23,144	20,686
Equity
Share capital	164,816	163,946
Share-based payments reserve	8,807	6,825
Warrants reserve	1,700	1,700
Accumulated deficit	(121,423)	(123,673)
Equity attributable to shareholders	53,900	48,798
Non-controlling interest	7,156	2,361
Total equity	61,056	51,159
Total equity and liabilities	$ 84,200	$ 71,845